Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other assets [abstract]
Disclosure of other non-current assets table [text block]

Other non-current assets	As of December 31,
in 000€	2021	2020	2019
Tax credits	4,044	3,381	3,015
Guarantees and deposits	447	528	415
Non-current receivable on joint venture	—	—	138
Loan to Link3D incl capitalized interest	2,249	—	—
LT deferred charges	741	—	—
Other	38	184	27
Total	7,519	4,093	3,595

Disclosure of investments in convertible loans [text block]

Investments in convertible loans	As of December 31,
in 000€	2021	2020	2019
Convertible loan	3,560	6,203	2,750
Total	3,560	6,203	2,750

Disclosure of investments in non-listed equity instruments [text block]

Investments in non-listed equity instruments	As of December 31,
in 000€	2021	2020	2019
Non-listed equity investments	399	3,842	3,046
Total	399	3,842	3,046

Disclosure of other current assets table [text block]

	As of December 31,
in 000€	2021	2020	2019
Deferred charges	2,958	2,841	2,632
Tax credits	673	1,243	695
Accrued income	384	260	486
Other tax receivables	1,459	1,125	3,127
Grants	1,021	1,181	754
Other non-trade receivables	2,445	1,640	922
Total other current assets	8,940	8,290	8,616